Income (Loss) Per Share - Schedule of Income (Loss) Per Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Income (Loss) Per Share [Abstract]
Net income (loss) from continuing operations used in the calculation of earnings (loss) per share, diluted	$ 19,647	$ (12,055)		$ 211,334
Net income (loss) from discounting operation used in the calculation of earnings (loss) per share, diluted	$ 1,250	$ 290	[1]	$ (400)	[1]
Weighted average number of Ordinary Shares for the purposes of earnings (loss) per share, basic (in Shares)	47,635,875	47,635,875	[1]	46,767,930	[1]
Weighted average number of Ordinary Shares for the purposes of earnings (loss) per share, diluted (in Shares)	47,635,875	47,635,875	[1]	46,767,930	[1]

[1]	Reclassified in respect of discontinued operation – see note 4 to the financial statements.